Leases - Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows used in operating activities:
Interest paid	$ (24)	$ (21)
Cash flows used in financing activities:
Payment of lease obligations	$ (62)	$ (77)